Stock Awards (Details) - Information concerning outstanding options - Employee Stock Option [Member] - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2012
Stock Awards (Details) - Information concerning outstanding options [Line Items]
Outstanding	187,212	548,000	11,353	11,489
Outstanding	6 years 156 days
Outstanding	$ 27.35	$ 11.34	$ 353.92	$ 416.70
Outstanding
Vested and expected to vest	171,389
Vested and expected to vest	6 years 149 days
Vested and expected to vest	$ 29.40
Vested and expected to vest
Exercisable	80,778
Exercisable	6 years 62 days
Exercisable	$ 55.35
Exercisable